Schedule of Investments (unaudited) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,890
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	25	24,473

		50,363

Aerospace & Defense — 0.8%
Boeing Co. (The)
4.51%, 05/01/23 (Call 04/01/23)	125	130,760
4.88%, 05/01/25 (Call 04/01/25)	70	75,747
Bombardier Inc.
6.13%, 01/15/23(a)	50	43,996
7.88%, 04/15/27 (Call 04/15/22)(a)	75	59,662
8.75%, 12/01/21(a)(b)	50	49,997
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	107,418
5.90%, 02/01/27(b)	100	111,150
6.88%, 05/01/25 (Call 04/01/25)	55	62,361
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	26,206
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	175	165,966
6.25%, 03/15/26 (Call 03/15/22)(a)	100	105,525
6.38%, 06/15/26 (Call 06/15/21)	50	49,023
6.50%, 05/15/25 (Call 08/31/20)	50	49,236
7.50%, 03/15/27 (Call 03/15/22)	50	51,000

		1,088,047

Agriculture — 1.6%
Altria Group Inc.
2.85%, 08/09/22	280	292,614
3.80%, 02/14/24 (Call 01/14/24)	108	118,704
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	70	75,586
3.56%, 08/15/27 (Call 05/15/27)	180	197,770
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	72,997
2.50%, 08/22/22	170	177,152
2.88%, 05/01/24 (Call 04/01/24)	706	762,748
Reynolds American Inc., 4.00%, 06/12/22	244	258,464
Vector Group Ltd., 6.13%, 02/01/25 (Call 08/31/20)(a)	170	168,887

		2,124,922

Airlines — 0.1%
Southwest Airlines Co.
4.75%, 05/04/23	25	26,111
5.25%, 05/04/25 (Call 04/04/25)	80	85,247
United Airlines Holdings Inc., 5.00%, 02/01/24	50	41,872

		153,230

Apparel — 0.6%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	220	249,559
Ralph Lauren Corp., 1.70%, 06/15/22	160	163,251
VF Corp., 2.05%, 04/23/22	400	410,532

		823,342

Auto Manufacturers — 1.5%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 08/11/20)(a)	100	102,098
5.88%, 06/01/29 (Call 06/01/24)(a)	95	104,975
American Honda Finance Corp., 1.20%, 07/08/25	130	131,927
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	120	121,777

Security	Par (000)	Value

Auto Manufacturers (continued)
9.00%, 04/22/25 (Call 03/22/25)	$20	$23,561
9.63%, 04/22/30 (Call 01/22/30)(b)	5	6,578
Ford Motor Credit Co. LLC, 3.66%, 09/08/24	259	260,929
General Motors Co., 5.40%, 10/02/23	25	27,598
General Motors Financial Co. Inc.
2.45%, 11/06/20	200	200,568
3.20%, 07/06/21 (Call 06/06/21)	55	55,893
3.45%, 04/10/22 (Call 02/10/22)	120	123,301
3.55%, 07/08/22	200	207,508
4.20%, 03/01/21 (Call 02/01/21)	200	202,938
4.20%, 11/06/21	240	247,958
Tesla Inc., 5.30%, 08/15/25 (Call 08/31/20)(a)	200	206,874

		2,024,483

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	50	53,878
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)	65	69,572
8.50%, 05/15/27 (Call 05/15/22)(a)	35	36,841

		160,291

Banks — 9.9%
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(c)	100	101,216
2.82%, 07/21/23 (Call 07/21/22)(c)	450	468,481
2.88%, 04/24/23 (Call 04/24/22)(c)	200	207,556
3.00%, 12/20/23 (Call 12/20/22)(c)	326	343,099
3.30%, 01/11/23	330	352,100
3.56%, 04/23/27 (Call 04/23/26)(c)	150	168,544
4.25%, 10/22/26	120	138,730
Bank of Montreal, 2.05%, 11/01/22	220	228,107
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23 (Call 01/02/23)	270	279,291
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	201,642
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	225,138
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	160	161,592
2.25%, 01/28/25	170	180,642
CIT Group Inc., 5.00%, 08/15/22	100	103,618
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(c)	10	10,424
2.90%, 12/08/21 (Call 11/08/21)	150	154,654
3.14%, 01/24/23 (Call 01/24/22)(c)	200	207,084
3.35%, 04/24/25 (Call 04/24/24)(c)	365	397,613
3.98%, 03/20/30 (Call 03/20/29)(c)	180	211,235
4.50%, 01/14/22	282	298,122
4.60%, 03/09/26	100	116,051
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	250	258,545
Credit Suisse AG/New York NY, 1.00%, 05/05/23	250	252,720
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	194,960
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23)(c)	250	257,297
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	180	193,585
3.20%, 02/23/23 (Call 01/23/23)	275	292,377
3.27%, 09/29/25 (Call 09/29/24)(c)	165	179,723
3.50%, 01/23/25 (Call 10/23/24)	400	440,184
3.63%, 02/20/24 (Call 01/20/24)	55	60,229
3.75%, 02/25/26 (Call 11/25/25)	194	219,680
3.85%, 01/26/27 (Call 01/26/26)	120	136,444

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(c)	$200	$215,604
4.25%, 03/14/24	200	218,860
JPMorgan Chase & Co.
2.78%, 04/25/23 (Call 04/25/22)(c)	23	23,876
2.95%, 10/01/26 (Call 07/01/26)	300	332,862
2.97%, 01/15/23 (Call 01/15/22)	25	25,914
3.13%, 01/23/25 (Call 10/23/24)	40	43,824
3.22%, 03/01/25 (Call 03/01/24)(c)	32	34,628
3.56%, 04/23/24 (Call 04/23/23)(c)	120	129,335
3.88%, 09/10/24	200	223,380
4.02%, 12/05/24 (Call 12/05/23)(c)	40	44,268
KeyCorp, 2.25%, 04/06/27	50	53,362
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	205,780
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(c)	280	283,002
2.84%, 07/16/25 (Call 07/16/24)(c)	200	211,724
2.95%, 02/28/22	212	220,011
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	110	115,837
2.70%, 01/22/31 (Call 01/22/30)(c)	10	10,899
2.75%, 05/19/22	300	311,913
3.13%, 07/27/26	135	151,263
3.74%, 04/24/24 (Call 04/24/23)(c)	375	405,199
3.88%, 01/27/26	200	229,680
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	260,775
Royal Bank of Canada
2.25%, 11/01/24	160	170,610
2.80%, 04/29/22	300	312,576
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	80	85,710
Santander UK PLC, 3.75%, 11/15/21	200	208,046
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	200	205,112
2.44%, 10/19/21	400	409,608
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	254,272
Toronto-Dominion Bank (The), 2.65%, 06/12/24	200	215,424
Wells Fargo & Co., 2.63%, 07/22/22	500	519,965

		13,174,002

Beverages — 0.5%
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	350	371,907
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	245	263,615

		635,522

Building Materials — 0.3%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	20	20,963
6.75%, 06/01/27 (Call 06/01/22)(a)	90	99,401
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	25	25,719
2.24%, 02/15/25 (Call 01/15/25)(a)	35	36,606
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 08/31/20)	50	51,482
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,625
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)(b)	55	58,573
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/11/20)	15	15,015

		348,384

Chemicals — 1.2%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	110	117,036

Security	Par (000)	Value

Chemicals (continued)
2.05%, 05/15/30 (Call 02/15/30)	$65	$69,791
CF Industries Inc., 4.95%, 06/01/43	100	116,976
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	25	24,494
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/17/20)(a)(b)	100	98,231
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	142	156,206
International Flavors & Fragrances Inc.
3.40%, 09/25/20	150	150,429
4.45%, 09/26/28 (Call 06/26/28)	70	81,263
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	304	314,682
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2	2,070
2.95%, 08/15/29 (Call 05/15/29)	115	128,255
3.13%, 06/01/24 (Call 04/01/24)	100	108,556
3.45%, 06/01/27 (Call 03/01/27)	140	160,541
Valvoline Inc., 4.38%, 08/15/25 (Call 08/31/20)	40	41,334

		1,569,864

Commercial Services — 2.2%
Global Payments Inc.
3.80%, 04/01/21 (Call 03/01/21)	325	331,181
4.00%, 06/01/23 (Call 05/01/23)	80	87,072
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	302	324,176
4.00%, 03/01/26 (Call 12/01/25)(a)	150	169,368
4.75%, 02/15/25 (Call 11/15/24)(a)	25	28,480
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	31	31,895
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 08/31/20)(a)	50	51,294
PayPal Holdings Inc.
2.20%, 09/26/22	45	46,694
2.40%, 10/01/24 (Call 09/01/24)	520	557,752
2.65%, 10/01/26 (Call 08/01/26)	140	154,683
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	100	111,047
6.25%, 01/15/28 (Call 01/15/23)(a)	55	57,335
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	15	16,200
8.25%, 11/15/26 (Call 11/15/21)(a)	95	104,848
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	95	106,083
4.40%, 02/15/26 (Call 11/15/25)	100	119,163
Service Corp. International/U.S.
5.13%, 06/01/29 (Call 06/01/24)	40	44,415
5.38%, 05/15/24 (Call 08/31/20)	35	35,786
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 08/11/20)(a)	100	103,001
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	80	82,273
4.88%, 01/15/28 (Call 01/15/23)	100	107,376
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	238,012
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	16,627

		2,924,761

Computers — 0.4%
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(a)	180	219,721
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 08/17/20)	120	120,320
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	160	165,934

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	$50	$54,304

		560,279

Distribution & Wholesale — 0.0%
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	40	41,255

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	631	635,158
5.00%, 10/01/21	150	153,300
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	115	116,686
Ally Financial Inc., 8.00%, 11/01/31	100	138,263
American Express Co., 2.50%, 08/01/22 (Call 07/01/22)	150	155,884
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	78,809
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	100	79,458
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	50	31,121
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	115	119,238
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	343	394,649
3.75%, 09/21/28 (Call 06/21/28)	88	105,017
4.00%, 10/15/23	150	166,609
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	165	187,630
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	112,081
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	200	217,854
Navient Corp., 6.13%, 03/25/24	50	51,920
Nomura Holdings Inc., 2.65%, 01/16/25	300	314,982
OneMain Finance Corp.
6.13%, 03/15/24 (Call 09/15/23)	30	32,699
6.88%, 03/15/25	155	173,380
7.13%, 03/15/26	30	35,207
ORIX Corp., 2.90%, 07/18/22	55	57,200

		3,357,145

Electric — 2.1%
AES Corp. (The)
5.50%, 04/15/25 (Call 08/31/20)	47	48,484
6.00%, 05/15/26 (Call 05/15/21)	127	134,780
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	100	109,939
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	103,769
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	50	54,791
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	54,984
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	50	52,028
5.13%, 03/15/28 (Call 03/15/23)(a)	60	62,388
5.25%, 06/01/26 (Call 06/01/21)(a)	160	166,432
5.75%, 01/15/25 (Call 08/26/20)(b)	50	51,426
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	110,120
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(b)	50	52,638
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	130	146,396
Entergy Louisiana LLC, 5.40%, 11/01/24	131	155,611
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	113,285
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	25	24,631
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	40,317
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	40	48,584

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	$50	$59,623
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	84	97,342
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	25	26,633
4.25%, 09/15/24 (Call 07/15/24)(a)	85	90,837
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)(b)	200	214,352
Pacific Gas and Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	40	40,151
3.15%, 01/01/26	30	31,520
4.55%, 07/01/30 (Call 01/01/30)	60	68,695
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	54,334
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	145	153,172
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	50	54,125
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	174,838
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)	15	15,587
10.50%, 01/15/26 (Call 01/15/22)(a)	17	13,164
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	10	11,165
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	76	79,889
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	21,275

		2,737,305

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	5	5,333

Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	250	264,552
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	60	63,893
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	76,817
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	75	79,971
3.85%, 12/15/25 (Call 09/15/25)	35	39,939
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	220	258,111

		783,283

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	54,789

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	109,401
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/31/20)(a)	25	23,124

		132,525

Entertainment — 0.3%
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	100	90,075
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	15	14,181
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	101,959
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	100	99,235
7.25%, 11/15/29 (Call 11/15/24)(a)	25	23,103
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	27,017

		355,570

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	$45	$47,822
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	30	30,575

		78,397

Food — 1.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	42,525
7.50%, 03/15/26 (Call 03/15/22)(a)	173	194,848
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	240	282,101
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 08/31/20)(a)	35	35,737
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	110,519
6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,289
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	150	157,864
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	235	244,661
3.15%, 08/15/24 (Call 06/15/24)	300	328,035
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	105,827
Post Holdings Inc.
5.50%, 12/15/29 (Call 12/15/24)(a)	100	109,742
5.63%, 01/15/28 (Call 12/01/22)(a)	100	109,370
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)	45	45,230

		1,777,748

Forest Products & Paper — 0.0%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	50	51,194

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	45	48,614

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	60	63,150

Health Care – Products — 0.8%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	100	105,246
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	220	242,847
Boston Scientific Corp., 3.38%, 05/15/22	150	156,999
DH Europe Finance II Sarl
2.05%, 11/15/22	175	180,955
2.60%, 11/15/29 (Call 08/15/29)	90	98,804
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)(b)	20	21,136
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	150	154,143
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	54,053
4.88%, 06/01/26 (Call 06/01/21)	50	52,500

		1,066,683

Health Care – Services — 1.7%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	50	52,745
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	10	10,637
Centene Corp.
4.75%, 01/15/25 (Call 08/31/20)	125	129,414
5.25%, 04/01/25 (Call 08/17/20)(a)	80	83,424
5.38%, 06/01/26 (Call 06/01/21)(a)	90	96,191
5.38%, 08/15/26 (Call 08/15/21)(a)	50	53,480
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	150	158,723

Security	Par (000)	Value

Health Care – Services (continued)
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 08/31/20)	$250	$252,427
8.00%, 03/15/26 (Call 03/15/22)(a)	150	153,467
HCA Inc., 5.88%, 02/15/26 (Call 08/15/25)	170	199,116
Humana Inc.
2.50%, 12/15/20	65	65,488
4.88%, 04/01/30 (Call 01/01/30)	20	25,134
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	120	132,977
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	150	161,592
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/31/20)	50	51,068
5.13%, 11/01/27 (Call 11/01/22)(a)	150	159,121
6.75%, 06/15/23	200	211,034
UnitedHealth Group Inc.
3.10%, 03/15/26	75	84,725
3.50%, 06/15/23	150	162,772

		2,243,535

Holding Companies – Diversified — 0.5%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	200	198,456
3.50%, 02/10/23 (Call 01/10/23)	300	304,215
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	80	80,421
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 08/31/20)	25	25,436
6.38%, 12/15/25 (Call 12/15/20)	100	103,853

		712,381

Home Builders — 0.4%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(a)	75	75,367
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)	50	54,028
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	40	41,273
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	50	54,084
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	50	53,244
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	100	114,532
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	25	28,064
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	105,115
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	20	21,140

		546,847

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	25	25,226
8.13%, 02/15/24 (Call 02/15/21)(a)	50	53,175
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	27,693
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	54,944
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	50	53,144
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	50	54,502
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	200	212,734
3.75%, 03/14/26 (Call 12/14/25)	630	727,033
3.88%, 03/15/24 (Call 02/15/24)	150	166,861
4.38%, 03/15/29 (Call 12/15/28)	80	99,520
Progressive Corp. (The), 3.95%, 03/26/50 (Call 09/26/49)	25	34,168
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	5	5,488
Willis Towers Watson PLC, 5.75%, 03/15/21	100	102,879

		1,617,367

Internet — 1.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	591	651,719

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	$220	$242,695
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	45	46,639
5.00%, 12/15/27 (Call 12/15/22)(a)	69	73,098
5.63%, 02/15/29 (Call 02/15/24)(a)	55	59,107
Netflix Inc.
4.88%, 04/15/28	100	116,254
5.88%, 11/15/28	50	61,921
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/11/20)(a)	150	153,914
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	70	74,432
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	50	56,989

		1,536,768

Iron & Steel — 0.3%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	150	157,897
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	85	85,701
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	6	5,805
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	150	156,356
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	35	37,572

		443,331

Leisure Time — 0.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	50	54,393

Lodging — 0.3%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	40,427
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)	25	25,769
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	50	50,558
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 08/17/20)	100	101,649
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	85	85,240
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	26,216

		329,859

Machinery — 0.2%
Caterpillar Financial Services Corp., 0.65%, 07/07/23	115	115,703
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,767
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	99,138

		230,608

Media — 2.3%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)(b)	200	215,102
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	50	51,208
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	263	279,072
5.13%, 05/01/27 (Call 05/01/22)(a)	210	223,114
5.38%, 06/01/29 (Call 06/01/24)(a)	75	82,213
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	700	777,322
4.91%, 07/23/25 (Call 04/23/25)	214	248,308
CSC Holdings LLC, 5.25%, 06/01/24	200	219,934
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	34	18,613
DISH DBS Corp.
5.00%, 03/15/23	75	78,285
5.88%, 11/15/24	100	104,620

Security	Par (000)	Value

Media (continued)
7.75%, 07/01/26(b)	$100	$112,235
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	50	54,669
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	167,048
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)(a)	75	75,548
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	329	337,284
Univision Communications Inc., 5.13%, 02/15/25 (Call 08/11/20)(a)	50	48,511

		3,093,086

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	48,278
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)(b)	50	55,579
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 08/31/20)(a)	50	50,619
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	100	99,481
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	35	36,548
5.88%, 09/30/26 (Call 09/30/21)(a)	50	53,316

		343,821

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	70	74,879
5.00%, 09/01/25 (Call 08/31/20)(b)	100	104,015

		178,894

Oil & Gas — 1.4%
Antero Resources Corp., 5.13%, 12/01/22 (Call 08/31/20)	100	79,934
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	145	139,713
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	30	30,049
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)(e)	60	5,610
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)(b)	100	98,037
Comstock Resources Inc.
7.50%, 05/15/25 (Call 08/31/20)(a)	65	61,652
9.75%, 08/15/26 (Call 08/15/21)	75	74,961
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)	25	27,457
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	75	78,993
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	20	20,500
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	22,803
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/31/20)	50	47,086
5.88%, 12/01/27 (Call 12/01/22)	90	82,732
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	80	91,364
Occidental Petroleum Corp.
8.50%, 07/15/27 (Call 01/15/27)	65	72,372
8.88%, 07/15/30 (Call 01/15/30)	195	219,593
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	26,502
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	35	28,035
7.25%, 06/15/25 (Call 08/31/20)	50	45,243
QEP Resources Inc., 5.63%, 03/01/26 (Call 12/01/25)	25	14,568
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	50	46,424
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	38	37,525
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)	100	93,905
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 08/31/20)	100	101,585
5.50%, 02/15/26 (Call 02/15/21)	25	25,733
6.00%, 04/15/27 (Call 04/15/22)	150	158,082
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	94	82,891
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	24,446

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(e)	$25	$4,622

		1,842,417

Oil & Gas Services — 0.1%
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	8	7,937
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	55	56,451
6.88%, 09/01/27 (Call 09/01/22)	100	101,479

		165,867

Packaging & Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	200	209,038
Ball Corp.
4.00%, 11/15/23	50	53,300
5.25%, 07/01/25	50	57,012
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	25	25,703
4.88%, 07/15/26 (Call 07/15/22)(a)	100	105,604
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	50	51,984
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 08/31/20)(a)	75	76,479
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,307
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	213,314

		847,741

Pharmaceuticals — 1.4%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)(a)	140	157,594
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	45	48,865
3.45%, 12/15/27 (Call 09/15/27)	118	136,040
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	111,815
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	130	134,854
6.13%, 04/15/25 (Call 08/31/20)(a)(b)	150	154,980
7.25%, 05/30/29 (Call 05/30/24)(a)	25	27,670
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)	25	27,422
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	217,590
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	120	121,361
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	76	84,769
3.40%, 05/06/24	384	425,718
Upjohn Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	20	21,295
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	100	105,865
3.45%, 11/13/20 (Call 10/13/20)	130	130,736

		1,906,574

Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)	50	52,961
5.25%, 10/01/25 (Call 10/01/20)	50	51,261
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 08/31/20)(b)	100	95,432
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	84,346
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	50	50,829

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 08/31/20)	$50	$40,254
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	180	182,934
4.00%, 07/13/27 (Call 04/13/27)	180	184,401
7.50%, 09/01/23 (Call 06/01/23)	160	183,195
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/31/20)	35	33,732
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	25	25,840
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	45	51,849
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)(b)	50	44,496
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 08/31/20)	150	150,900
5.88%, 04/15/26 (Call 04/15/21)	35	37,561
6.88%, 01/15/29 (Call 01/15/24)	121	136,596
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)(a)	135	147,469

		1,554,056

Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	125	121,259
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	100	102,221

		223,480

Real Estate Investment Trusts — 2.0%
American Tower Corp.
3.00%, 06/15/23	50	53,368
3.38%, 05/15/24 (Call 04/15/24)	50	54,663
4.00%, 06/01/25 (Call 03/01/25)	146	166,656
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	25	26,337
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	70	77,973
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	324,288
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	75	80,495
2.90%, 11/18/26 (Call 09/18/26)	145	158,788
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 08/31/20)(a)	150	153,180
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	145	157,005
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	50	52,009
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	50	54,283
5.75%, 02/01/27 (Call 11/01/26)	80	87,246
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	198,449
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	130	137,934
4.95%, 04/01/24 (Call 01/01/24)	364	385,651
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	300	352,047
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	115	126,714

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	$20	$20,111
4.25%, 12/01/26 (Call 12/01/22)(a)	50	51,478

		2,718,675

Retail — 1.2%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	35	36,365
4.25%, 05/15/24 (Call 08/31/20)(a)	110	112,213
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	150	153,955
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	25	24,522
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	200	207,280
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	28,901
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	107	114,533
5.25%, 06/01/26 (Call 06/01/21)(a)	100	104,680
L Brands Inc., 7.50%, 06/15/29 (Call 06/15/24)	75	77,063
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	105,861
PetSmart Inc., 5.88%, 06/01/25 (Call 08/31/20)(a)	84	86,339
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	70	80,630
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	100	102,612
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 08/31/20)	200	203,638
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	15,864
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	160	173,504

		1,627,960

Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	100	110,016
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(a)	70	75,489
3.46%, 09/15/26 (Call 07/15/26)(a)	100	109,558
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	30	32,276
5.50%, 07/15/26 (Call 07/15/21)	130	139,712

		467,051

Software — 1.0%
Adobe Inc.
1.70%, 02/01/23	35	36,210
1.90%, 02/01/25 (Call 01/01/25)	65	68,942
CDK Global Inc.
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	10	10,937
5.88%, 06/15/26 (Call 06/15/21)	20	21,398
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	240	259,877
4.50%, 12/01/27 (Call 09/01/27)	100	114,915
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,502
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	160	167,170
Intuit Inc., 0.65%, 07/15/23	35	35,238
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 08/31/20)(a)(b)	102	106,515
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	42,571
4.00%, 11/15/29 (Call 11/15/24)(a)	100	107,824
5.38%, 05/15/27 (Call 05/15/22)(a)	75	81,448
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	100	107,586

Security	Par (000)	Value

Software (continued)
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 08/31/20)(a)	$50	$52,423
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 08/31/20)(a)	50	52,904
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	80	85,938

		1,382,398

Telecommunications — 3.0%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	213,146
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	190	193,312
3.00%, 06/30/22 (Call 04/30/22)	415	433,202
3.60%, 02/17/23 (Call 12/17/22)	470	504,813
3.80%, 03/01/24 (Call 01/01/24)	325	360,467
4.05%, 12/15/23	100	111,519
CenturyLink Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	65	67,989
5.63%, 04/01/25 (Call 01/01/25)	100	106,899
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	50	53,283
Embarq Corp., 8.00%, 06/01/36	50	59,168
Frontier Communications Corp., 8.50%, 04/01/26 (Call 04/01/21)(a)(b)	25	24,642
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	18	16,602
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	200	222,788
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	50	52,574
5.38%, 05/01/25 (Call 08/31/20)	50	51,594
Motorola Solutions Inc.
3.50%, 03/01/23	200	213,594
4.60%, 02/23/28 (Call 11/23/27)	59	68,484
Sprint Capital Corp., 8.75%, 03/15/32(b)	50	77,159
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	121,527
7.63%, 03/01/26 (Call 11/01/25)	50	62,551
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(a)(b)	30	30,855
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)(a)	20	22,663
3.88%, 04/15/30 (Call 01/15/30)(a)	140	160,422
4.75%, 02/01/28 (Call 02/01/23)	150	162,630
6.50%, 01/15/26 (Call 01/15/21)	200	210,726
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	35	39,460
3.38%, 02/15/25	168	188,461
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	100	100,980
5.63%, 04/15/27 (Call 04/15/22)(a)	100	105,912

		4,037,422

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	52,662

Transportation — 0.1%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/17/20)(a)	100	87,474
XPO Logistics Inc., 6.50%, 06/15/22 (Call 08/31/20)(a)	61	61,166

		148,640

Total Corporate Bonds & Notes — 48.4% (Cost: $61,524,135)		64,496,314

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 105.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	$71	$75,134
2.50%, 06/01/50	152	161,136
3.00%, 03/01/46	624	661,853
3.00%, 07/01/46	39	40,831
3.00%, 08/01/46	293	310,597
3.00%, 10/01/46	61	65,785
3.00%, 12/01/46	776	823,374
3.00%, 01/01/47	155	164,469
3.00%, 06/01/47	272	292,448
3.00%, 10/01/47	102	107,964
3.00%, 04/01/50	400	424,178
3.50%, 07/01/33	39	41,054
3.50%, 06/01/34	106	111,212
3.50%, 07/01/43	20	21,502
3.50%, 09/01/44	20	21,333
3.50%, 01/01/46	20	21,193
3.50%, 03/01/46	19	20,269
3.50%, 09/01/46	15	15,680
3.50%, 08/01/47	16	16,563
3.50%, 05/01/49	45	48,163
3.50%, 06/01/49	71	76,349
4.00%, 04/01/46	167	181,791
4.00%, 07/01/46	54	59,275
4.00%, 06/01/48	57	63,671
4.00%, 01/01/49	0	462
4.50%, 07/01/48	18	19,071
5.00%, 07/01/48	21	22,789
5.00%, 04/01/49	15	16,513
Federal National Mortgage Association
2.00%, 08/01/35(f)	475	494,220
2.00%, 08/01/50(f)	1,600	1,658,000
2.50%, 08/01/35(f)	6,259	6,569,711
2.50%, 08/01/50(f)	6,325	6,644,283
2.50%, 08/01/50	255	270,028
3.00%, 08/01/35(f)	3,305	3,468,572
3.00%, 08/01/50(f)	12,385	13,088,911
3.50%, 08/01/35(f)	1,667	1,750,090
3.50%, 08/01/50(f)	2,747	2,896,797
3.50%, 11/01/51	1,445	1,568,688
4.00%, 12/01/33	118	125,679
4.00%, 08/01/35(f)	655	693,596
4.00%, 06/01/48	2,116	2,310,752
4.00%, 04/01/50	1,436	1,551,811
4.00%, 05/01/50	183	196,172
4.00%, 08/01/50(f)	4,332	4,602,073
4.00%, 01/01/57	99	109,557
4.00%, 02/01/57	101	110,960
4.50%, 08/01/35	50	52,474
4.50%, 03/01/50	685	737,674
4.50%, 08/01/50(f)	2,827	3,039,356
5.00%, 08/01/50(f)	267	292,017
5.50%, 08/01/50(f)	925	1,021,388
Freddie Mac Pool
3.00%, 07/01/46	1,471	1,563,008
3.00%, 12/01/46	604	640,589
Government National Mortgage Association
2.50%, 12/20/46	225	239,414

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 08/01/50(f)	$2,500	$2,641,406
3.00%, 01/15/44	35	37,685
3.00%, 05/20/45	327	346,861
3.00%, 11/20/45	2,656	2,816,078
3.00%, 04/20/46	198	210,122
3.00%, 09/20/46	183	193,883
3.00%, 12/15/46	85	90,445
3.00%, 02/15/47	344	363,533
3.00%, 07/20/50	3,100	3,284,001
3.00%, 08/01/50(f)	12,879	13,619,039
3.50%, 10/20/42	173	187,144
3.50%, 03/15/43	86	92,723
3.50%, 06/15/43	74	79,966
3.50%, 04/20/45	68	72,371
3.50%, 04/20/46	105	111,608
3.50%, 12/20/46	120	127,133
3.50%, 03/20/47	236	250,200
3.50%, 08/20/47	270	286,212
3.50%, 09/20/47	246	260,946
3.50%, 11/20/47	218	231,369
3.50%, 02/20/48	149	157,564
3.50%, 04/20/48	1,014	1,103,194
3.50%, 08/20/48	221	233,733
3.50%, 01/20/49	90	95,039
3.50%, 01/20/50	1,558	1,639,423
3.50%, 05/20/50	5,139	5,407,017
3.50%, 08/01/50(f)	9,213	9,690,565
4.00%, 09/20/45	33	36,317
4.00%, 09/20/46	11	11,926
4.00%, 04/20/47	112	119,963
4.00%, 06/20/47	413	443,888
4.00%, 07/20/47	645	692,696
4.00%, 11/20/47	116	125,059
4.00%, 05/15/48	136	146,291
4.00%, 05/20/48	98	104,707
4.00%, 08/20/48	106	112,783
4.00%, 02/20/50	245	261,000
4.00%, 08/01/50(f)	8,127	8,624,350
4.50%, 10/20/46	13	14,634
4.50%, 06/20/48	86	92,137
4.50%, 07/20/48	63	67,740
4.50%, 08/20/48	113	121,511
4.50%, 10/20/48	178	191,549
4.50%, 08/01/50(f)	3,852	4,118,454
5.00%, 11/20/48	68	74,223
5.00%, 12/20/48	125	135,383
5.00%, 01/20/49	127	137,953
5.00%, 05/20/49	14	15,311
5.00%, 08/01/50(f)	2,010	2,179,601
Uniform Mortgage-Backed Securities
2.50%, 10/01/32	18	19,053
2.50%, 01/01/33	464	489,575
2.50%, 04/01/47	86	91,492
2.50%, 10/01/49	44	46,151
3.00%, 01/01/31	270	285,528
3.00%, 02/01/31	538	567,352
3.00%, 02/01/32	108	115,473
3.00%, 02/01/33	86	91,670
3.00%, 07/01/34	72	75,276
3.00%, 09/01/34	543	576,944

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$678	$711,589
3.00%, 10/01/44	516	554,749
3.00%, 10/01/46	786	833,003
3.00%, 11/01/46	1,208	1,284,002
3.00%, 12/01/46	24	26,289
3.00%, 09/01/49	569	610,827
3.00%, 05/01/50	1,993	2,162,445
3.50%, 03/01/33	92	98,990
3.50%, 04/01/33	124	132,343
3.50%, 05/01/33	57	60,852
3.50%, 07/01/34	157	166,460
3.50%, 08/01/34	151	158,894
3.50%, 11/01/45	86	92,421
3.50%, 01/01/46	61	68,334
3.50%, 02/01/46	245	262,590
3.50%, 07/01/46	32	34,984
3.50%, 01/01/47	93	98,409
3.50%, 02/01/47	108	115,141
3.50%, 05/01/47	67	72,933
3.50%, 08/01/47	121	128,863
3.50%, 04/01/48	4,832	5,103,856
3.50%, 05/01/48	84	93,432
3.50%, 11/01/48	78	82,811
3.50%, 04/01/49	46	50,326
3.50%, 07/01/49	601	635,991
3.50%, 11/01/49	639	672,680
4.00%, 06/01/33	76	80,585
4.00%, 07/01/33	35	36,975
4.00%, 03/01/45	38	41,204
4.00%, 01/01/46	56	61,243
4.00%, 02/01/46	38	41,060
4.00%, 03/01/46	14	15,371
4.00%, 04/01/46	74	79,599
4.00%, 02/01/47	33	35,655
4.00%, 03/01/47	33	36,701
4.00%, 06/01/47	14	15,629
4.00%, 09/01/47	84	90,158
4.00%, 11/01/47	22	23,532
4.00%, 05/01/49	169	185,174
4.00%, 07/01/49	62	68,383
4.00%, 12/01/49	106	112,793
4.50%, 10/01/47	16	17,271
4.50%, 03/01/48	36	39,026
4.50%, 06/01/48	68	75,227
4.50%, 07/01/48	9	9,807
4.50%, 08/01/48	124	135,462
4.50%, 12/01/48	58	62,556
4.50%, 07/01/49	91	97,779
4.50%, 08/01/49	83	89,931
5.00%, 08/01/48	498	554,900
5.00%, 09/01/48	31	33,468
5.00%, 04/01/49	33	36,705
6.00%, 02/01/49	108	129,470

		139,914,607

Total U.S. Government Agency Obligations — 105.0% (Cost: $138,718,118)		139,914,607

Security	Shares/ Par (000)	Value
Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(g)	1	$2,799

Total Warrants — 0.0% (Cost $4,084)		2,799

TBA Sales Commitments — (25.8)%
Government National Mortgage Association
2.50%, 08/20/50	$(1,025)	(1,082,977)
3.00%, 08/20/50	(9,225)	(9,755,077)
3.50%, 08/20/50	(5,575)	(5,863,985)
4.00%, 08/20/50	(3,550)	(3,767,438)
4.50%, 08/20/50	(1,500)	(1,601,895)
5.00%, 08/20/50	(800)	(867,503)
Uniform Mortgage-Backed Securities
2.50%, 08/17/35	(1,300)	(1,364,535)
2.50%, 08/13/50	(407)	(427,604)
3.00%, 08/17/35	(1,075)	(1,128,204)
3.00%, 08/13/50	(6,282)	(6,645,423)
3.50%, 08/17/35	(425)	(446,184)
3.50%, 08/13/50	(300)	(316,359)
4.00%, 08/17/35	(175)	(185,312)
4.00%, 08/13/50	(483)	(513,112)
4.50%, 08/17/35	(50)	(52,474)
4.50%, 08/13/50	(250)	(268,779)
5.00%, 08/13/50	(50)	(54,697)

Total TBA Sales Commitments — (25.8)% (Cost: $(34,315,507))		(34,341,558)

Short-Term Investments

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(h)(i)(j)	23,352	23,377,590
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(h)(i)	100	100,000

		23,477,590

Total Short-Term Investments — 17.6% (Cost: $23,478,673)		23,477,590

Total Investments in Securities — 145.2% (Cost: $189,409,503)		193,549,752

Other Assets, Less Liabilities — (45.2)%		(60,287,555)

Net Assets — 100.0%		$133,262,197

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	TBA transaction.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,432,602	$14,952,390	(a)	$—	$(4,182)	$(3,220)	$23,377,590	23,352	$103,385	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100	655		—

					$(4,182)	$(3,220)	$23,477,590		$104,040		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	28	09/30/20	$6,188	$4,805
Long U.S. Treasury Bond	12	09/21/20	2,187	49,098
Ultra Long U.S. Treasury Bond	27	09/21/20	6,148	250,808

				304,711

Short Contracts
10 Year U.S. Treasury Note	(3)	09/21/20	420	(754)
10 Year U.S. Ultra Long Treasury Note	(2)	09/21/20	319	(4,441)
5 Year U.S. Treasury Note	(73)	09/30/20	9,207	(40,987)

				(46,182)

				$258,529

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$64,496,314	$—	$64,496,314
U.S. Government Agency Obligations	—	139,914,607	—	139,914,607
Warrants	—	2,799	—	2,799
Money Market Funds	23,477,590	—	—	23,477,590

	23,477,590	204,413,720	—	227,891,310

Liabilities
TBA Sales Commitments	—	(34,341,558)	—	(34,341,558)

	$23,477,590	$170,072,162	$—	$193,549,752

Derivative financial instruments
Assets
Futures Contracts	$304,711	$—	$—	$304,711
Liabilities
Futures Contracts	(46,182)	—	—	(46,182)

	$258,529	$—	$—	$258,529

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

TBA	To-Be-Announced

11